Supplemental Cash Flow Information (Summary of Reconciliation of Additions to Property, Plant and Equipment to Total Capital Expenditures) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Increase (decrease) in capital accruals	$ 26	$ 11	$ (4)